Stock-based Compensation - Restricted Stock Activity (Details) - $ / shares	3 Months Ended	12 Months Ended		18 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Restricted Stock
Shares
Outstanding at beginning of period (in shares)	1,815,891
Granted (in shares)	0
Forfeited (in shares)	(47,444)
Vested (in shares)	(357,808)
Outstanding at end of period (in shares)	1,410,639	1,815,891		1,815,891
Weighted Average Grant Date Fair Value per Share
Outstanding at beginning of period (in dollars per share)	$ 1.15
Granted (in dollars per share)	0
Forfeited (in dollars per share)	1.10
Vested (in dollars per share)	0.83
Outstanding at end of period (in dollars per share)	$ 1.13	$ 1.15		$ 1.15
Restricted Stock | Share-based Payment Arrangement, Employee
Shares
Outstanding at beginning of period (in shares)	1,808,664	6,246,471	22,849,169
Granted (in shares)		0	2,055,545	0
Forfeited (in shares)		(1,667,349)	(1,324,245)
Vested (in shares)		(2,770,458)	(17,333,998)
Outstanding at end of period (in shares)		1,808,664	6,246,471	1,808,664
Weighted Average Grant Date Fair Value per Share
Outstanding at beginning of period (in dollars per share)	$ 1.15	$ 0.80	$ 0.22
Granted (in dollars per share)		0	1.29
Forfeited (in dollars per share)		0.86	0.53
Vested (in dollars per share)		0.74	0.14
Outstanding at end of period (in dollars per share)		$ 1.15	$ 0.80	$ 1.15
Restricted Stock | Share-based Payment Arrangement, Nonemployee
Shares
Outstanding at beginning of period (in shares)	7,227	27,248	234,697
Granted (in shares)		0	0
Forfeited (in shares)		(3,123)	0
Vested (in shares)		(16,898)	(207,449)
Outstanding at end of period (in shares)		7,227	27,248	7,227
Weighted Average Grant Date Fair Value per Share
Outstanding at beginning of period (in dollars per share)	$ 1.29	$ 1.29	$ 0.11
Granted (in dollars per share)		0	0
Forfeited (in dollars per share)		0	0
Vested (in dollars per share)		1.29	1.29
Outstanding at end of period (in dollars per share)		$ 1.29	$ 1.29	$ 1.29
Restricted Stock Units
Shares
Outstanding at beginning of period (in shares)	0
Granted (in shares)	798,203
Forfeited (in shares)	0
Vested (in shares)	0
Outstanding at end of period (in shares)	798,203	0		0
Weighted Average Grant Date Fair Value per Share
Outstanding at beginning of period (in dollars per share)	$ 0
Granted (in dollars per share)	28.18
Forfeited (in dollars per share)	0
Vested (in dollars per share)	0
Outstanding at end of period (in dollars per share)	$ 28.18	$ 0		$ 0